ACCOUNTS PAYABLE AND OTHER (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS PAYABLE AND OTHER
Operating accrued liabilities	3,577	2,729
Trade payables	300	123
Construction payables	1,188	568
Current derivative liabilities	837	1,075
Contractor holdbacks	211	86
Taxes payable	176	206
Security deposits	65	69
Other	310	196
Accounts payable and other liabilities	6,664	5,052